Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued operations
Schedule of results, major classes of assets and liabilities, and net cash flows of subsidiaries classified as held for sale

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Urbvan	Total
Results for the year 2023
Revenue	—	—	—	—	—	—	—	—	—	13,354,491	13,354,491
Expenses	—	—	—	(7,075)	(77,978)	(84,834)	(2,113)	—	—	(14,296,965)	(14,468,965)
Operating loss	—	—	—	(7,075)	(77,978)	(84,834)	(2,113)	—	—	(942,474)	(1,114,474)
Finance income/(costs)	—	—	—	—	152	—	—	—	—	(25,195)	(25,043)
Other income	—	—	—	1,324	—	—	—	—	—	79,518	80,842
Loss from discontinued operations	—	—	—	(5,751)	(77,826)	(84,834)	(2,113)	—	—	(888,151)	(1,058,675)
Assets
Cash and cash equivalents	—	—	—	598	663	—	—	—	—	—	1,261
Assets classified as held for sale	—	—	—	598	663	—	—	—	—	—	1,261
Liabilities
Interest-bearing loans	—	—	—	—	—	—	—	—	1,297,372	—	1,297,372
Accounts payable, accruals and other payables	—	—	—	40,364	393,399	460,567	12,345	1,014,876	1,113,065	—	3,034,616
Liabilities directly associated with assets classified as held for sale	—	—	—	40,364	393,399	460,567	12,345	1,014,876	2,410,437	—	4,331,988
Net assets directly associated with assets classified as held for sale	—	—	—	(39,766)	(392,736)	(460,567)	(12,345)	(1,014,876)	(2,410,437)	—	(4,330,727)

Amounts accumulated in OCI	(103,808)	51,126	(1,591,067)	(96,895)	187,121	—	5,912	420,034	635,103	—	(492,474)
Exchange differences on translation of foreign operations	—	7,454	(9,914)	(87,902)	72,539	13,268	459	1,033,008	(75,910)	—	953,002
Transfer from foreign currency translation reserve	—	—	—	—	—	—	—	—	—	866,512	866,512
Disposal of subsidiaries	103,808	(58,580)	1,600,981	—	—	—	—	—	—	(866,512)	779,697
Reserve of disposal group classified as held for sale	—	—	—	(184,797)	259,660	13,268	6,371	1,453,042	559,193	—	2,106,737

		Swvl					Swvl MY For
		Pakistan	Shotl		Swvl	Smart Way	Information
	Volt Lines	(Private)	Transportation,	Swvl NBO	Technologies	Transportation	Technology		Swvl Germany
	B.V.	Ltd.	S.L.	Limited	Ltd.	LLC	SDN BHD	Viapool Inc.	GmbH	Urbvan	Total

Operating	—	—	—	(5,751)	(77,826)	(84,834)	(2,113)	—	—	(888,151)	(1,058,675)
Investing	—	—	—	—	—	—	—	—	—	—	—
Financing	—	—	—	—	—	—	—	—	—	—	—
Net cash outflow	—	—	—	(5,751)	(77,826)	(84,834)	(2,113)	—	—	(888,151)	(1,058,675)
Earnings per share
Basic, loss for the year from discontinued operations											(0.16)
Diluted, loss for the year from discontinued operations											(0.10)

							Swvl MY
			Shotl		Swvl	Smart Way	For Information
	Volt Lines	Swvl Pakistan	Transportation,	Swvl NBO	Technologies	Transportation	Technology		Swvl Germany
	B.V.	(Private) Ltd.	S.L.	Limited	Ltd.	LLC	SDN BHD	Viapool Inc.	GmbH	Urbvan	Total
Results for the year 2022
Revenue	4,548,557	15,243,597	526,001	—	3,464,525	3,881,490	1,635	7,346,255	752,801	7,390,342	43,155,203
Expenses	(5,495,428)	(24,027,477)	(2,363,934)	(10,064)	(6,527,783)	(5,739,771)	(24,231)	(11,185,077)	(2,761,876)	(9,534,271)	(67,669,912)
Operating loss	(946,871)	(8,783,880)	(1,837,933)	(10,064)	(3,063,258)	(1,858,281)	(22,596)	(3,838,822)	(2,009,075)	(2,143,929)	(24,514,709)

Finance income/(costs)	(64,355)	(6,087)	(29,402)	1,441	(35,038)	(2,617)	—	(19,488)	(447,499)	(66,154)	(669,199)
Other income/ (loss)	—	—	401,428	—	—	—	—	(48,259)	—	—	353,169
Loss from discontinued operations	(1,011,226)	(8,789,967)	(1,465,907)	(8,623)	(3,098,296)	(1,860,898)	(22,596)	(3,906,569)	(2,456,574)	(2,210,083)	(24,830,739)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Urbvan	Total
Operating	60,959	53,629	183,969	51,489	367,932	460,595	12,876	2,094,972	1,078,013	(2,210,083)	2,154,351
Investing	(62,764)	—	—	—	—	—	—	—	—	—	(62,764)
Financing	407,615	—	777,006	—	—	—	—	—	1,256,513	—	2,441,134
Net cash inflow/outflow	405,810	53,629	960,975	51,489	367,932	460,595	12,876	2,094,972	2,334,526	(2,210,083)	4,532,721
Earnings per share	—
Basic, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	—	(0.15)
Diluted, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	—	(0.15)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Total
Results for the year 2021
Revenue	—	10,391,287	148,535	—	1,873,051	367,073	1,362	12,781,308
Expenses	—	(18,041,905)	(361,176)	(79,336)	(5,890,665)	(791,103)	(24,477)	(25,188,662)
Operating loss	—	(7,650,618)	(212,641)	(79,336)	(4,017,614)	(424,030)	(23,115)	(12,407,354)

Finance income/(costs)	—	(14,695)	49,829	3,245	(30,863)	—	—	7,516
Loss from discontinued operations	—	(7,665,313)	(162,812)	(76,091)	(4,048,477)	(424,030)	(23,115)	(12,399,838)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Total

Operating	—	758,461	(22,637)	(238,797)	(212,449)	(146,976)	(1,356)	136,246
Investing	—	(7,523)	(998,920)	—	(316,771)	—	—	(1,323,214)
Financing	—	—	876,749	—	—	—	—	876,749
Net cash inflow/(outflow)	—	750,938	(144,808)	(238,797)	(529,220)	(146,976)	(1,356)	(310,219)
Earnings per share
Basic, loss for the year from discontinued operations								(0.14)
Diluted, loss for the year from discontinued operations								(0.14)

	Pakistan
	Private Ltd.	Voltline BV.	Shotl	Urbvan	Total
Property and equipment	—	115,310	—	180,094	295,404
Intangible assets	—	2,024,065	—	10,534,278	12,558,343
Right-of-use assets	—	576,299	—	131,516	707,815
Deferred tax assets	—	—	—	4,241,746	4,241,746
Trade and other receivables	—	690,241	—	6,695,629	7,385,870
Prepaid expenses and other current assets	—	65,347	—	160,523	225,870
Cash and cash equivalents	103,834	886,450	—	356,225	1,346,509
Total assets	103,834	4,357,712	—	22,300,011	26,761,557

Interest-bearing loans	—	407,615	316,293	—	723,908
Provision for employees’ end of service benefits	—	—	—	267,751	267,751
Lease liability	—	628,845	—	330,563	959,408
Accounts payable, accruals and other payables	22,683	816,547	186,945	1,354,305	2,380,480
Loans from a related party	—	—	454,687	—	454,687
Total liabilities	22,683	1,853,007	957,925	1,952,619	4,786,234

Summary of gain/(loss) on disposal groups

	Pakistan Private Ltd.	Voltline BV.	Shotl	Urbvan	Total
Sale consideration	(20,000)	(5,000,000)	(377,829)	(9,335,867)	(14,733,696)
Foreign currency reserve	1,600,981	103,808	(58,580)	(866,512)	779,697
Non-controlling interest	—	—	1,152,077	—	1,152,077
Assets	103,834	4,357,712	—	22,300,011	26,761,557
Liabilities	(22,683)	(1,853,007)	(957,925)	(1,952,619)	(4,786,234)
Loss for the year	—	—	—	(888,151)	(888,151)
(Gain)/loss on disposal	1,662,132	(2,391,487)	(242,257)	9,256,862	8,285,250